Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

(a) Related parties

Names of related parties	Relationship with the Group
Intel Capital Corporation ("Intel") and its affiliates	A substantial shareholder of the Group
Bluecap	A company controlled by a key management of the Group
Ramanna Hareesh	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Cloudminds (Hong Kong) Ltd. ("Cloudminds")	A company controlled by a director of the Company *

*	On December 18, 2018, the entity ceased to be a related party of the Company due to the resignation of this director.

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
	$	$	$
Software services provided to:
Intel Corporation	271	-	-
Intel (China) Co., Ltd.	9	9	-
Intel Asia-Pacific Research and Development Ltd.	119	79	-
Intel (China) Research Center Co., Ltd.	57	8	-
Cloudminds	-	-	1,373

Loan from:
Ramanna Hareesh			22

(c)	Other than disclosed elsewhere, the Group had the following significant related party balances for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
	$	$	$
Loan from:
Bluecap	-	-	1,059

Interest expense on loan from:
Bluecap	-	-	12

All balances with related parties as of December 31, 2018 were unsecured, and had no fixed terms of repayment.

On July 31, 2018, the Group entered into a $1,325 short-term loan agreement with Bluecap Mobile Private Limited ("Bluecap"), a company controlled by a key management of the Group (Note 17), bearing an interest rate of 8% per annum to fund the Company's working capital. The loan does not carry a maturity date and the outstanding principal balance as of December 31, 2018 was $1,059 which is payable on demand. The accrued interests of $12 in 2018 was recorded in accrued expenses and other payables.